Amended Certificatre of Incorporation and Reverse Stock Split	12 Months Ended
Dec. 31, 2018
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Amended Certificatre of Incorporation and Reverse Stock Split

Note 15 — Amended Certificatre of Incorporation and Reverse Stock Split

On January 30, 2020, the Company filed with the State of Delaware an amendment to its Eighth Amended and Restated Certificate of Incorporation for a one-for-thirty reverse split of the Company’s common stock. All share and per share information has been restated retroactively, giving effect to the reverse stock split for all periods presented. There was no change to reported net loss in any period presented.